RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts Due To Related Parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts Due To Related Parties [Line Items]
Total	¥ 4,623	¥ 5,142
Nanjing Lefang [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts Due To Related Parties [Line Items]
Total	4,620	4,620
Hainan Chenxi [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts Due To Related Parties [Line Items]
Total		519
Diaobiao Zhonghai [Member]
RELATED PARTY BALANCES AND TRANSACTIONS (Details) - Schedule of Amounts Due To Related Parties [Line Items]
Total	¥ 3	¥ 3